Business combination - Summary of Analysis of the Cash Flows in Respect of the Acquisition (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 20, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 20, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Total cash consideration	¥ (43,567)			$ (6,100)
Cash and cash equivalents	9,519
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities		¥ 34,048	$ 4,796
Sinopower [member]
Disclosure of detailed information about business combination [line items]
Total cash consideration	(43,567)
Cash and cash equivalents	9,519
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	¥ (34,048)